Exploration in non-operating areas	12 Months Ended
Dec. 31, 2020
Exploration in non-operating areas
Exploration in non-operating areas

25.  Exploration in non-operating areas

This caption is made up as follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Services provided by third parties	3,326	3,611	22,764
Personnel expenses	1,705	3,632	4,830
Services provided by third parties	1,538	766	1,211
Lands	420	1,528	1,867
Short-term and low-value lease	327	415	1,524
Consumption of materials and supplies	201	328	1,420
Other minor	958	1,599	2,691

	8,475	11,879	36,307

During 2020, disbursements of exploration in non-operating areas amount to US$8.5 million mainly focused in Emperatriz and general explorations (US$11.9 million in 2019 mainly focused in Yumpag and Marcapunta exploration projects, US$36.3 million during 2018 mainly focused in Yumpag, Marcapunta and Emperatriz exploration projects), which are presented in the “Payments to suppliers and third parties, and other net” caption of the consolidated statements of cash flows.